T. ROWE PRICE Institutional Long Duration Credit Fund
February 28, 2026 Unaudited
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  78.5%
Banking  9.5%
American Express, VR, 4.918%,
7/20/33 (1) 175 179
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (2) 200 223
Bank of America, VR, 2.676%,
6/19/41 (1) 200 149
Bank of America, VR, 4.078%,
4/23/40 (1) 300 270
Bank of America, VR, 4.33%,
3/15/50 (1) 1,205 1,022
Bank of America, VR, 5.468%,
1/23/35 (1) 210 220
Barclays, 5.25%, 8/17/45  250 244
Barclays, VR, 5.86%, 8/11/46 (1) 200 206
Barclays, VR, 6.036%, 3/12/55 (1)(3) 200 214
Barclays, VR, 7.437%, 11/2/33 (1) 200 229
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 258
Citigroup, 4.65%, 7/30/45  530 484
Citigroup, 5.875%, 1/30/42  300 317
Citigroup, VR, 4.281%, 4/24/48 (1) 600 514
Fifth Third Bancorp, 8.25%, 3/1/38  300 372
Fifth Third Bancorp, VR, 5.141%,
1/29/37 (1) 265 266
Goldman Sachs Group, 4.75%,
10/21/45  515 467
Goldman Sachs Group, 5.15%,
5/22/45  950 894
Goldman Sachs Group, 6.25%,
2/1/41  700 765
Goldman Sachs Group, VR, 5.016%,
10/23/35 (1) 900 910
HSBC Holdings, VR, 5.874%,
11/18/35 (1) 1,000 1,049
HSBC Holdings, VR, 6.332%,
3/9/44 (1) 400 443
ING Groep, VR, 5.55%, 3/19/35 (1) 500 524
ING Groep, VR, 6.114%, 9/11/34 (1) 200 218
Intesa Sanpaolo, 6.625%, 6/20/33 (2) 330 368
JPMorgan Chase, 4.95%, 6/1/45  400 380
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,036
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 730 661
JPMorgan Chase, VR, 4.26%,
2/22/48 (1) 750 644
JPMorgan Chase, VR, 5.336%,
1/23/35 (1) 185 193
Lloyds Banking Group, 4.344%,
1/9/48  200 169
Morgan Stanley, VR, 3.217%,
4/22/42 (1) 750 591
PNC Financial Services Group, VR,
4.626%, 6/6/33 (1) 250 249
PNC Financial Services Group, VR,
5.373%, 7/21/36 (1) 110 114
Par/Shares $ Value
(Amounts in 000s)
‡
Santander Holdings USA, VR,
6.342%, 5/31/35 (1)(3) 560 603
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 389
Standard Chartered, VR, 5.243%,
1/13/37 (1)(2) 200 202
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 208
U.S. Bancorp, VR, 5.678%,
1/23/35 (1) 325 345
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 153
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 233
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 211
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 219
Wells Fargo, 3.90%, 5/1/45  350 286
Wells Fargo, VR, 2.393%, 6/2/28 (1) 150 147
Wells Fargo, VR, 3.068%, 4/30/41 (1) 2,000 1,560
Wells Fargo, VR, 5.499%, 1/23/35 (1) 250 262
Wells Fargo, VR, 5.557%, 7/25/34 (1) 200 210
Wells Fargo Bank, 6.60%, 1/15/38  250 283
20,153
Basic Industry  1.4%
Antofagasta, 5.625%, 9/9/35  200 208
BHP Billiton Finance USA, 5.50%,
9/8/53  35 35
Ecolab, 3.70%, 11/1/46  30 24
Freeport-McMoRan, 5.45%, 3/15/43  395 390
International Paper, 4.35%, 8/15/48  139 114
Newmont, 5.45%, 6/9/44  195 198
Nucor, 4.40%, 5/1/48 (3) 75 65
Southern Copper, 5.25%, 11/8/42  200 196
Southern Copper, 5.875%,
4/23/45 (3) 500 524
Southern Copper, 7.50%, 7/27/35  200 239
Suzano Netherlands, 5.50%, 1/15/36  470 474
Vale Overseas, 6.40%, 6/28/54  550 577
3,044
Brokerage Asset Managers
Exchanges  0.8%
Charles Schwab, VR, 4.914%,
11/14/36 (1) 645 645
Intercontinental Exchange, 4.95%,
6/15/52 (3) 300 274
LPL Holdings, 5.75%, 6/15/35  350 357
Nasdaq, 3.95%, 3/7/52  92 70
Nasdaq, 5.95%, 8/15/53  340 353
1,699
Capital Goods  4.8%
Amphenol, 5.375%, 11/15/54 (3) 1,200 1,182
Boeing, 5.705%, 5/1/40  300 312
Boeing, 5.805%, 5/1/50  800 802
Boeing, 5.93%, 5/1/60  350 351
Boeing, 7.008%, 5/1/64  600 697

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carrier Global, 6.20%, 3/15/54  198 218
GE Vernova, 5.50%, 2/4/56  135 134
Ingersoll Rand, 5.70%, 6/15/54  170 173
Johnson Controls International,
4.50%, 2/15/47 (3) 250 221
Martin Marietta Materials, 4.25%,
12/15/47  305 256
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,177
Masco, 4.50%, 5/15/47  360 312
Owens Corning, 5.95%, 6/15/54 (3) 550 569
Republic Services, 5.00%, 4/1/34  25 26
RTX, 4.50%, 6/1/42  1,100 1,011
RTX, 6.40%, 3/15/54  400 447
Vertiv Holdings, 5.65%, 3/15/46  900 894
Vulcan Materials, 5.70%, 12/1/54  1,250 1,258
Waste Connections, 2.95%,
1/15/52 (3) 175 115
10,155
Communications  10.5%
AT&T, 3.50%, 6/1/41  1,250 1,003
AT&T, 3.55%, 9/15/55  1,000 676
AT&T, 3.80%, 12/1/57  2,228 1,563
AT&T, 4.65%, 6/1/44  750 665
AT&T, 4.75%, 5/15/46  800 702
Charter Communications Operating,
3.50%, 3/1/42  600 424
Charter Communications Operating,
3.70%, 4/1/51  600 388
Charter Communications Operating,
5.75%, 4/1/48  425 369
Charter Communications Operating,
6.484%, 10/23/45  1,050 999
Comcast, 2.45%, 8/15/52  350 190
Comcast, 2.887%, 11/1/51  200 121
Comcast, 4.00%, 3/1/48  500 386
Comcast, 4.049%, 11/1/52  755 567
Cox Communications, 5.45%,
9/1/34 (2) 270 267
Crown Castle, 2.90%, 4/1/41  250 186
Crown Castle, 4.75%, 5/15/47  185 163
Grupo Televisa, 5.00%, 5/13/45  1,000 687
Meta Platforms, 5.50%, 11/15/45  1,730 1,708
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,473
Orange, 5.75%, 1/13/56 (2)(3) 850 875
Rogers Communications, 4.50%,
3/15/42  760 663
Rogers Communications, 4.55%,
3/15/52  250 205
Rogers Communications, 5.30%,
2/15/34  225 230
T-Mobile USA, 3.40%, 10/15/52  1,100 749
T-Mobile USA, 5.25%, 6/15/55  925 853
T-Mobile USA, 5.75%, 1/15/54 (3) 680 674
Telefonica Emisiones, 5.213%,
3/8/47  1,150 1,032
Telefonica Emisiones, 5.52%, 3/1/49  500 466
Par/Shares $ Value
(Amounts in 000s)
‡
Time Warner Cable, 6.75%, 6/15/39  470 482
Verizon Communications, 2.987%,
10/30/56  786 479
Verizon Communications, 3.55%,
3/22/51  1,250 906
Verizon Communications, 4.862%,
8/21/46  650 585
Verizon Communications, 5.75%,
11/30/45  750 758
Vodafone Group, 5.75%, 6/28/54  800 788
22,282
Consumer Cyclical  4.0%
Amazon.com, 5.45%, 11/20/55  1,000 984
Aptiv Swiss Holdings, 5.75%, 9/13/54  350 341
AutoZone, 5.20%, 8/1/33  200 208
Cummins, 5.45%, 2/20/54  1,000 998
eBay, 4.00%, 7/15/42  500 417
Ford Motor, 4.75%, 1/15/43  200 161
Ford Motor, 5.291%, 12/8/46 (3) 500 427
Ford Motor Credit, 7.122%, 11/7/33  215 234
General Motors, 6.60%, 4/1/36  600 658
General Motors, 6.75%, 4/1/46  375 405
Home Depot, 4.40%, 3/15/45  200 177
Home Depot, 5.40%, 6/25/64  850 825
Lowe's, 4.65%, 4/15/42  250 231
Lowe's, 5.625%, 4/15/53  400 394
Lowe's, 5.85%, 4/1/63  300 299
Magna International, 5.50%, 3/21/33  270 284
McDonald's, 4.20%, 4/1/50  90 74
McDonald's, 5.45%, 8/14/53 (3) 250 246
O'Reilly Automotive, 5.00%, 8/19/34  500 508
Uber Technologies, 5.35%, 9/15/54  290 277
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (2) 250 265
8,413
Consumer Non-Cyclical  11.9%
AbbVie, 4.05%, 11/21/39  500 452
AbbVie, 4.25%, 11/21/49  735 618
AbbVie, 4.50%, 5/14/35  400 396
AbbVie, 5.50%, 3/15/64  335 330
Altria Group, 5.80%, 2/14/39  140 145
Amgen, 3.375%, 2/21/50  1,000 728
Amgen, 4.95%, 10/1/41  600 576
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,724
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,409
BAT Capital, 4.39%, 8/15/37  610 570
BAT Capital, 6.00%, 2/20/34  110 119
BAT Capital, 7.079%, 8/2/43  180 205
BAT Capital, 7.081%, 8/2/53  350 401
Baxter International, 5.65%,
12/15/35 (3) 1,000 1,017
Bayer U.S. Finance, 6.875%,
11/21/53 (2) 200 219
Biogen, 3.15%, 5/1/50  270 178
Bristol-Myers Squibb, 4.125%,
6/15/39  800 736

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cencora, 4.60%, 2/13/33  95 96
Centra Health, 4.70%, 1/1/48  190 159
Cigna Group, 4.90%, 12/15/48  2,115 1,900
CommonSpirit Health, 3.91%,
10/1/50  170 131
CommonSpirit Health, 4.187%,
10/1/49  135 110
CVS Health, 4.125%, 4/1/40  141 122
CVS Health, 5.05%, 3/25/48  1,765 1,573
CVS Health, 5.25%, 2/21/33  170 176
CVS Health, 6.00%, 6/1/44  750 761
CVS Health, 6.00%, 6/1/63  250 244
Hackensack Meridian Health,
4.211%, 7/1/48  170 144
HCA, 4.375%, 3/15/42  580 503
HCA, 4.625%, 3/15/52  400 332
HCA, 5.90%, 6/1/53  250 246
Kraft Heinz Foods, 6.875%, 1/26/39  800 900
Kroger, 5.50%, 9/15/54  525 507
Mars, 4.75%, 4/20/33 (2) 225 229
Mead Johnson Nutrition, 4.60%,
6/1/44  550 501
Merck, 4.15%, 5/18/43  700 614
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,264
Reynolds American, 5.70%, 8/15/35  150 158
Reynolds American, 5.85%, 8/15/45  600 600
Solventum, 5.90%, 4/30/54  732 732
Sutter Health, 5.547%, 8/15/53 (3) 95 97
Takeda Pharmaceutical, 5.65%,
7/5/44 (3) 1,000 1,023
Thermo Fisher Scientific, 4.902%,
2/12/36  375 381
Tyson Foods, 5.10%, 9/28/48  195 184
Tyson Foods, 5.15%, 8/15/44  550 529
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 84
Zoetis, 4.70%, 2/1/43  300 279
Zoetis, 5.00%, 8/17/35 (3) 700 714
25,116
Electric  9.3%
Ameren Illinois, 4.50%, 3/15/49  500 435
Appalachian Power, 6.375%, 4/1/36  145 159
Appalachian Power, 7.00%, 4/1/38  200 229
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 1,013
Baltimore Gas & Electric, 5.40%,
6/1/53  95 93
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 771
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 329
Chile Electricity Mpc II, 5.58%,
10/20/35 (2) 420 435
Commonwealth Edison, 5.30%,
2/1/53  40 38
Par/Shares $ Value
(Amounts in 000s)
‡
Commonwealth Edison, 5.65%,
6/1/54  500 504
Consolidated Edison of New York,
6.15%, 11/15/52  400 426
Constellation Energy Generation,
5.75%, 3/15/54  500 503
Constellation Energy Generation,
6.25%, 10/1/39  300 329
Duke Energy, 3.75%, 9/1/46  130 100
Duke Energy, 6.10%, 9/15/53  250 258
Duke Energy Indiana, 5.40%, 4/1/53  70 68
Duke Energy Ohio, 5.55%, 3/15/54  750 745
El Paso Electric, 5.00%, 12/1/44  110 100
FirstEnergy, Series C, 4.85%,
7/15/47  550 490
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 180
Florida Power & Light, 5.60%,
6/15/54  500 509
Florida Power & Light, 5.60%,
2/15/66  255 253
Indianapolis Power & Light, 5.70%,
4/1/54 (2) 740 748
ITC Holdings, 5.65%, 5/9/34 (2) 1,000 1,053
Kentucky Utilities, 4.375%, 10/1/45  200 173
Kentucky Utilities, 5.85%, 8/15/55  40 41
Louisville Gas & Electric, 4.375%,
10/1/45  100 87
Louisville Gas & Electric, 5.85%,
8/15/55  40 41
Nevada Power, 6.00%, 3/15/54  300 310
Nevada Power, Series GG, 5.90%,
5/1/53  750 773
New York State Electric & Gas,
5.85%, 8/15/33 (2) 90 96
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 486
NextEra Energy Capital Holdings,
5.85%, 3/1/56  750 754
Niagara Mohawk Power, 5.29%,
1/17/34 (2) 500 514
Niagara Mohawk Power, 5.996%,
7/3/55 (2) 390 398
Pacific Gas & Electric, 4.95%, 7/1/50  250 216
PECO Energy, 5.25%, 9/15/54  1,000 949
PPL Capital Funding, 5.25%, 9/1/34  1,000 1,032
Public Service Company of Colorado,
5.25%, 4/1/53  100 94
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 44
Southern, 4.25%, 7/1/36  430 407
Southern, 4.40%, 7/1/46  600 513
Southern California Edison, 5.75%,
4/15/54  500 481
Southern California Edison, 5.875%,
12/1/53  250 246

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern California Edison, 5.90%,
3/1/55  700 689
Southern California Edison, Series C,
4.125%, 3/1/48  150 117
Southwestern Public Service, 6.00%,
6/1/54  160 166
Vistra Operations, 5.70%,
12/30/34 (2) 1,025 1,063
Vistra Operations, 6.95%,
10/15/33 (2) 90 101
19,588
Energy  9.7%
Canadian Natural Resources, 6.25%,
3/15/38  300 324
Cheniere Energy, 5.65%, 4/15/34  250 263
Cheniere Energy Partners, 5.75%,
8/15/34  820 866
Columbia Pipelines Holding, 4.999%,
11/17/32 (2) 695 709
ConocoPhillips, 5.55%, 3/15/54  350 345
Continental Resources, 4.90%,
6/1/44  600 494
Devon Energy, 5.20%, 9/15/34 (3) 700 718
Diamondback Energy, 4.25%,
3/15/52  170 136
Enbridge, 5.95%, 4/5/54  500 516
Enbridge, 6.70%, 11/15/53  120 135
Enbridge Energy Partners, 7.375%,
10/15/45  120 142
Energy Transfer, 5.15%, 2/1/43  850 781
Energy Transfer, 5.35%, 1/15/36  305 310
Energy Transfer, 6.50%, 2/1/42  595 637
Eni, 5.95%, 5/15/54 (2) 295 302
Enterprise Products Operating,
3.30%, 2/15/53  1,400 953
Enterprise Products Operating,
3.95%, 1/31/60  500 372
EOG Resources, 5.65%, 12/1/54  1,250 1,251
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 225
Marathon Petroleum, 6.50%, 3/1/41  300 328
MPLX, 5.65%, 3/1/53  300 284
MPLX, 6.20%, 9/15/55  335 340
Occidental Petroleum, 4.40%,
4/15/46  350 287
Occidental Petroleum, 6.05%,
10/1/54  390 389
Occidental Petroleum, 6.60%,
3/15/46  375 399
ONEOK, 5.70%, 11/1/54  1,000 942
ONEOK, 6.625%, 9/1/53  295 313
ONEOK, 7.15%, 1/15/51  500 562
ONEOK Partners, 6.85%, 10/15/37  250 281
Patterson-UTI Energy, 7.15%,
10/1/33  85 93
Raizen Fuels Finance, 5.70%,
1/17/35 (2) 540 238
Par/Shares $ Value
(Amounts in 000s)
‡
Raizen Fuels Finance, 6.45%,
3/5/34 (2) 200 89
Shell Finance U.S., 4.375%, 5/11/45  1,000 876
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54  1,000 979
Southern Natural Gas, 4.80%,
3/15/47 (2) 205 183
Spectra Energy Partners, 5.95%,
9/25/43  115 119
Targa Resources, 4.95%, 4/15/52  80 69
Targa Resources, 6.50%, 2/15/53  100 106
TotalEnergies Capital, 5.275%,
9/10/54  500 480
TotalEnergies Capital, 5.488%,
4/5/54  800 792
TransCanada PipeLines, 6.10%,
6/1/40  450 485
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 120
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 504
Valero Energy, 6.625%, 6/15/37  300 337
Western Midstream Operating,
5.50%, 8/15/48  650 587
Williams, 4.85%, 3/1/48  100 89
Williams, 5.80%, 11/15/54  750 747
20,497
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 274
GATX, 6.05%, 6/5/54  700 723
997
Insurance  6.4%
Aetna, 4.75%, 3/15/44  450 396
Aflac, 4.75%, 1/15/49  550 487
American International Group,
4.75%, 4/1/48  700 628
Arch Capital Group, 7.35%, 5/1/34  200 234
Arthur J Gallagher, 5.75%, 7/15/54  750 730
Chubb INA Holdings, Series 1,
6.50%, 5/15/38  200 230
Corebridge Financial, 4.40%,
4/5/52 (3) 800 636
Elevance Health, 4.375%, 12/1/47  355 296
Elevance Health, 5.125%, 2/15/53 (3) 100 91
Elevance Health, 5.70%, 2/15/55  1,500 1,473
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (2) 845 820
Jackson Financial, 4.00%, 11/23/51  300 204
Liberty Mutual Group, 4.85%,
8/1/44 (2) 180 162
Marsh & McLennan, 5.45%, 3/15/53  200 193
Marsh & McLennan, 5.70%,
9/15/53 (3) 155 154
Principal Financial Group, 6.05%,
10/15/36  235 256
Reinsurance Group of America,
6.00%, 9/15/33  250 267

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (2) 200 185
UnitedHealth Group, 3.25%, 5/15/51  500 341
UnitedHealth Group, 3.50%, 8/15/39  300 252
UnitedHealth Group, 4.20%, 1/15/47  1,000 829
UnitedHealth Group, 4.25%, 6/15/48  750 619
UnitedHealth Group, 4.75%, 7/15/45  600 543
UnitedHealth Group, 5.375%, 4/15/54  315 299
UnitedHealth Group, 5.50%, 7/15/44  750 747
UnitedHealth Group, 5.875%, 2/15/53  900 916
Voya Financial, 5.70%, 7/15/43  500 489
Willis North America, 5.15%, 3/15/36  490 491
Willis North America, 5.90%, 3/5/54  600 594
13,562
Natural Gas  1.4%
APA Infrastructure, 5.75%,
9/16/44 (2) 495 510
Boston Gas, 5.843%, 1/10/35 (2) 90 96
Boston Gas, 6.119%, 7/20/53 (2) 215 221
Engie, 5.875%, 4/10/54 (2)(3) 750 768
NiSource, 3.95%, 3/30/48  260 205
Piedmont Natural Gas, 5.40%,
6/15/33  250 263
Southern Company Gas Capital,
3.95%, 10/1/46  500 399
Southern Gas Capital, 4.95%,
9/15/34  500 508
2,970
Real Estate Investment
Trusts  1.8%
Alexandria Real Estate Equities,
5.25%, 3/15/36  730 730
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 111
Alexandria Real Estate Equities,
5.625%, 5/15/54 (3) 250 242
Brixmor Operating Partnership,
4.85%, 2/15/33  90 91
Essex Portfolio, 4.50%, 3/15/48  130 111
Goodman U.S. Finance Six, 5.125%,
10/7/34 (2) 215 219
Invitation Homes Operating
Partnership, 4.95%, 1/15/33  255 257
Kilroy Realty, 2.65%, 11/15/33  350 286
NNN REIT, 4.80%, 10/15/48  235 212
Public Storage Operating, 5.35%,
8/1/53  55 54
Regency Centers, 4.40%, 2/1/47  500 435
Simon Property Group, 5.85%,
3/8/53 (3) 200 207
Simon Property Group, 6.65%,
1/15/54  250 283
Welltower OP, 5.125%, 7/1/35  555 572
3,810
Technology  4.8%
Alphabet, 4.80%, 2/15/36  445 452
Alphabet, 5.65%, 2/15/56  500 511
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcom, 4.926%, 5/15/37 (2) 400 400
Broadcom, 5.70%, 1/15/56  165 170
Cadence Design Systems, 4.70%,
9/10/34  135 136
Corning, 5.85%, 11/15/68  750 749
Fiserv, 4.40%, 7/1/49  185 146
Fiserv, 5.25%, 8/11/35 (3) 500 500
Intel, 4.60%, 3/25/40  500 454
Keysight Technologies, 4.95%,
10/15/34  1,500 1,530
Micron Technology, 3.366%, 11/1/41  400 318
Motorola Solutions, 5.40%, 4/15/34  140 146
Motorola Solutions, 5.50%, 9/1/44 (3) 400 398
NXP, 3.25%, 5/11/41  400 308
Oracle, 3.60%, 4/1/40  1,000 751
Oracle, 3.95%, 3/25/51  350 231
Oracle, 4.00%, 11/15/47  1,000 689
Oracle, 5.55%, 2/6/53  630 526
Oracle, 6.90%, 11/9/52  1,250 1,234
TR Finance, 5.85%, 4/15/40  500 511
10,160
Transportation  1.7%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 75
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 286
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 344
Canadian Pacific Railway, 3.10%,
12/2/51  875 597
Canadian Pacific Railway, 4.70%,
5/1/48  500 454
CSX, 4.30%, 3/1/48  140 119
FedEx, 4.40%, 1/15/47  500 423
FedEx, 4.55%, 4/1/46  800 695
Norfolk Southern, 4.837%, 10/1/41  250 240
Norfolk Southern, 5.35%, 8/1/54  250 242
3,475
Total Corporate Bonds (Cost
$168,261) 165,921
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.6%
Owned No Guarantee  1.3%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (2) 250 271
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (2) 790 866
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 920
Petroleos Mexicanos, 7.69%, 1/23/50  200 182
Saudi Arabian Oil, 5.75%, 7/17/54  530 516
2,755
Sovereign  4.3%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (2) 1,000 1,067

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (2) 370 370
Republic of Chile, 5.33%, 1/5/54 (3) 1,000 997
Republic of Chile, 5.65%, 1/13/37  610 655
Republic of Colombia, 4.125%,
5/15/51 (3) 200 126
Republic of Colombia, 8.75%,
11/14/53  200 220
Republic of Peru, 3.00%, 1/15/34  800 705
Republic of Peru, 5.375%, 2/8/35  90 93
Republic of Poland, Series 30Y,
5.50%, 3/18/54  750 736
Republic of Romania, 6.625%,
5/16/36 (2) 700 746
State of Qatar, 4.40%, 4/16/50 (2) 200 180
United Mexican States, 4.40%,
2/12/52  400 298
United Mexican States, 4.75%,
3/8/44  600 502
United Mexican States, 6.00%,
5/7/36  1,110 1,141
United Mexican States, 6.125%,
2/9/38  410 416
United Mexican States, 6.338%,
5/4/53  200 194
United Mexican States, 7.375%,
5/13/55  540 593
9,039
Total Foreign Government
Obligations & Municipalities (Cost
$11,324) 11,794
MUNICIPAL SECURITIES  6.0%
California  0.6%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 304
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 410
California, Build America, GO,
7.50%, 4/1/34  500 590
1,304
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 507
507
Florida  0.8%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 311
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 1,060
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 212
1,583
Par/Shares $ Value
(Amounts in 000s)
‡
Georgia  1.1%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 524
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,611 1,793
2,317
Illinois  0.0%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  65 69
69
Louisiana  0.1%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 90
90
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 133
133
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 228
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 466
694
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 132
132
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 159
159
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 525
525
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 57
57
Texas  1.6%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 247
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 561
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 589
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 250
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,145

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 568
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 104
3,464
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,292
1,292
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 192
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 104
296
Total Municipal Securities (Cost
$12,793) 12,622
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.3%
U.S. Government Agency
Obligations  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 424
3.71%, 9/25/32  265 261
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$690) 685
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  6.7%
U.S. Treasury Obligations  6.7%
U.S. Treasury Bonds, 3.625%,
2/15/53  55 46
U.S. Treasury Bonds, 4.125%,
8/15/44  600 568
U.S. Treasury Bonds, 4.25%, 8/15/54  200 187
U.S. Treasury Bonds, 4.625%,
11/15/44  2,475 2,499
U.S. Treasury Bonds, 4.625%,
2/15/55  1,935 1,930
U.S. Treasury Bonds, 4.75%, 2/15/45  1,275 1,307
U.S. Treasury Bonds, 4.75%, 5/15/55  200 204
U.S. Treasury Bonds, 4.75%, 8/15/55  400 407
U.S. Treasury Bonds, 5.00%, 5/15/45  2,795 2,955
U.S. Treasury Notes, 4.00%,
3/31/30 (4) 560 571
U.S. Treasury Notes, 4.25%,
5/15/35 (4) 2,990 3,067
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.625%,
2/15/35  470 496
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $13,750) 14,237
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.6%
T. Rowe Price Government Reserve
Fund, 3.73% (5)(6) 3,389 3,389
Total Short-Term Investments
(Cost $3,389) 3,389
SECURITIES LENDING COLLATERAL  2.8%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve
Fund, 3.67% (5)(6) 1,286 1,286
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 1,286
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve
Fund, 3.67% (5)(6) 4,701 4,701
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 4,701
Total Securities Lending Collateral
(Cost $5,987) 5,987
Total Investments in
Securities 101.5%
(Cost $216,194) $ 214,635
Other Assets Less Liabilities
(1.5)% (3,222)
Net Assets 100.0% $ 211,413

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,129 and represents 8.1% of net assets.
(3) All or a portion of this security is on loan at February 28, 2026.
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S45, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 7,672 594 512 82
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 7,750 165 138 27
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/30 7,100 152 148 4
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/35 10,000 55 69 (14)
Total Centrally Cleared Credit Default Swaps, Protection Sold 99
Total Centrally Cleared Swaps 99
Net payments (receipts) of variation margin to date (163)
Variation margin receivable (payable) on centrally cleared swaps $ (64)

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 126 U.S. Treasury Long Bond contracts 6/26 14,927 $ 111
Short, 72 U.S. Treasury Notes five year contracts 6/26 (7,930) (23)
Short, 78 U.S. Treasury Notes ten year contracts 6/26 (8,878) (39)
Long, 119 Ultra U.S. Treasury Bonds contracts 6/26 14,470 137
Short, 66 Ultra U.S. Treasury Notes ten year contracts 6/26 (7,705) (41)
Net payments (receipts) of variation margin to date (78)
Variation margin receivable (payable) on open futures contracts $ 67

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.73% $ — $ — $ 38++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 38+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government Reserve Fund, 3.73% $ 3,703  ¤  ¤ $ 3,389
T. Rowe Price Treasury Reserve Fund, 3.67% —  ¤  ¤ 5,987
Total $ 9,376^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $38 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,376.

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E151-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 205,259 $ — $ 205,259
Short-Term Investments 3,389 — — 3,389
Securities Lending Collateral 5,987 — — 5,987
Total Securities 9,376 205,259 — 214,635
Swaps* — 113 — 113
Futures Contracts* 248 — — 248
Total $ 9,624 $ 205,372 $ — $ 214,996
Liabilities
Swaps* $ — $ 14 $ — $ 14
Futures Contracts* 103 — — 103
Total $ 103 $ 14 $ — $ 117
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.